SunTrust Banks, Inc. (Parent Company Only) Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Statements of Income/(Loss) - Parent Company Only
Statements of Income/(Loss) - Parent Company Only

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Income
Dividends[1]	$29	$28	$14
Interest on loans	11	2	3
Trading income/(loss)	53	44	(2)
Other income	132	165	62
Total income	225	239	77
Expense
Interest on short-term borrowings	9	9	8
Interest on long-term debt	226	228	273
Employee compensation and benefits[2]	(7)	(13)	(46)
Service fees to subsidiaries	11	2	15
Potential mortgage servicing settlement and claims expense	120	—	—
Other expense	13	21	36
Total expense	372	247	286
Loss before income taxes and equity in undistributed income/(loss) of subsidiaries	(147)	(8)	(209)
Income tax benefit	49	12	97
(Loss)/income before equity in undistributed income/(loss) of subsidiaries	(98)	4	(112)
Equity in undistributed income/(loss) of subsidiaries	745	185	(1,452)
Net income/(loss)	647	189	(1,564)
Preferred dividends, Series A	(7)	(7)	(14)
Dividends and accretion of discount on preferred stock issued to the U.S. Treasury	(66)	(267)	(266)
Accelerated accretion associated with repurchase of preferred stock issued to the U.S. Treasury	(74)	—	—
Gain on repurchase of Series A preferred stock	—	—	94
Dividends and undistributed earnings allocated to unvested shares	(5)	(2)	17
Net income/(loss) available to common shareholders	$495	($87)	($1,733)
[1]Substantially all dividend income received from subsidiaries.
[2] Includes incentive compensation allocations between Parent Company and subsidiaries.

Balance Sheets - Parent Company Only
Balance Sheets - Parent Company Only

	December 31
(Dollars in millions)	2011	2010
Assets
Cash held at SunTrust Bank	$220	$1
Interest-bearing deposits held at other banks	19	19
Interest-bearing deposits held at SunTrust Bank	1,402	2,857
Cash and cash equivalents	1,641	2,877
Trading assets	93	207
Securities available for sale	324	4,717
Loans to subsidiaries	3,666	481
Investment in capital stock of subsidiaries stated on the basis of the Company’s equity in subsidiaries’ capital accounts:
Banking subsidiaries	21,783	20,631
Nonbanking subsidiaries	1,278	1,249
Goodwill	99	99
Other assets	397	324
Total assets	$29,281	$30,585
Liabilities and Shareholders’ Equity
Short-term borrowings:
Subsidiaries	$392	$284
Non-affiliated companies	1,710	1,355
Long-term debt:
Subsidiaries	160	160
Non-affiliated companies	6,294	4,978
Other liabilities	766	807
Total liabilities	9,322	7,584
Preferred stock	275	4,942
Common stock	550	515
Additional paid in capital	9,306	8,403
Retained earnings	8,978	8,542
Treasury stock, at cost, and other	(899)	(1,017)
AOCI, net of tax	1,749	1,616
Total shareholders’ equity	19,959	23,001
Total liabilities and shareholders’ equity	$29,281	$30,585

Statements of Cash Flow - Parent Company Only
Statements of Cash Flows - Parent Company Only

	Year Ended December 31
(Dollars in millions)	2011	2010	2009
Cash Flows from Operating Activities:
Net income/(loss)	$647	$189	($1,564)
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Equity in undistributed (income)/loss of subsidiaries	(745)	(185)	1,452
Depreciation, amortization and accretion	17	15	12
Potential mortgage servicing settlement and claims expense	120	—	—
Deferred income tax (benefit)/provision	(56)	(7)	23
Stock option compensation and amortization of restricted stock compensation	44	66	77
Net (gain)/loss on extinguishment of debt	(3)	1	32
Net securities gains	(92)	(38)	(7)
Net gain on sale of assets	—	(18)	—
Contributions to retirement plans	(8)	(8)	(26)
Net (increase)/decrease in other assets	(192)	38	50
Net increase in other liabilities	10	123	48
Net cash (used in)/provided by operating activities	(258)	176	97
Cash Flows from Investing Activities:
Proceeds from maturities, calls and repayments of securities available for sale	61	164	81
Proceeds from sales of securities available for sale	6,700	7,664	38
Purchases of securities available for sale	(2,374)	(7,737)	(5,540)
Proceeds from maturities, calls and repayments of trading securities	137	97	129
Proceeds from sales of trading securities	75	79	9
Purchases of trading securities	—	—	(87)
Net change in loans to subsidiaries	(3,185)	221	134
Capital contributions to subsidiaries	(250)	—	—
Sale of other assets	—	7	—
Other, net	—	15	2
Net cash provided by/(used in) investing activities	1,164	510	(5,234)
Cash Flows from Financing Activities:
Net increase in other short-term borrowings	463	5	444
Proceeds from the issuance of long-term debt	1,749	—	575
Repayment of long-term debt	(482)	(350)	(673)
Proceeds from the issuance of preferred stock	103	—	—
Proceeds from the issuance of common stock	1,017	—	1,830
Repurchase of preferred stock	(4,850)	—	(228)
Dividends paid	(131)	(259)	(329)
Purchase of outstanding warrants	(11)	—	—
Net cash (used in)/provided by financing activities	(2,142)	(604)	1,619
Net (decrease)/increase in cash and cash equivalents	(1,236)	82	(3,518)
Cash and cash equivalents at beginning of period	2,877	2,795	6,313
Cash and cash equivalents at end of period	$1,641	$2,877	$2,795
Supplemental Disclosures:
Income taxes (paid to)/received from subsidiaries	($2)	($338)	$125
Income taxes (paid)/received by Parent Company	(66)	406	(1)
Net income taxes (paid)/received by Parent Company	($68)	$68	$124
Interest paid	$246	$233	$275
Accretion of discount for preferred stock issued to the U.S. Treasury	80	25	23
Extinguishment of forward stock purchase contract	—	—	174
Gain on repurchase of Series A preferred stock	—	—	94
Noncash capital contribution to subsidiary	—	997	152